Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

		Plant,
	Land and	equipment	Assets in
	buildings	and vehicles	construction	Total
	£m	£m	£m	£m
Cost at 1 January 2017	7,761	11,235	3,168	22,164
Exchange adjustments	(127)	(62)	(45)	(234)
Other additions	69	296	1,219	1,584
Capitalised borrowing costs	—	—	30	30
Disposals and write-offs	(376)	(685)	(31)	(1,092)
Reclassifications	602	1,186	(1,826)	(38)
Transfer to assets held for sale	(462)	(219)	(14)	(695)

Cost at 31 December 2017	7,467	11,751	2,501	21,719
Exchange adjustments	150	187	25	362
Other additions	33	190	1,135	1,358
Capitalised borrowing costs	0	0	21	21
Disposals and write-offs	(90)	(440)	(53)	(583)
Reclassifications	403	1,016	(1,486)	(67)
Transfer to assets held for sale	(152)	(167)	(3)	(322)

Cost at 31 December 2018	7,811	12,537	2,140	22,488

Depreciation at 1 January 2017	(3,259)	(7,410)	—	(10,669)
Exchange adjustments	50	110	—	160
Charge for the year	(299)	(689)	—	(988)
Disposals and write-offs	158	539	—	697
Transfer to assets held for sale	314	190	—	504

Depreciation at 31 December 2017	(3,036)	(7,260)	0	(10,296)
Exchange adjustments	(61)	(111)	0	(172)
Charge for the year	(268)	(686)	0	(954)
Disposals and write-offs	77	401	0	478
Transfer to assets held for sale	55	122	0	177

Depreciation at 31 December 2018	(3,233)	(7,534)	0	(10,767)

Impairment at 1 January 2017	(279)	(344)	(64)	(687)
Exchange adjustments	8	2	(2)	8
Disposals and write-offs	210	104	28	342
Impairment losses	(194)	(138)	(17)	(349)
Reversal of impairments	7	9	1	17
Transfer to assets held for sale	87	8	11	106

Impairment at 31 December 2017	(161)	(359)	(43)	(563)
Exchange adjustments	(8)	(4)	(1)	(13)
Disposals and write-offs	10	59	22	91
Impairment losses	(16)	(143)	(46)	(205)
Reversal of impairments	1	6	0	7
Transfer to assets held for sale	0	20	0	20

Impairment at 31 December 2018	(174)	(421)	(68)	(663)

Total depreciation and impairment at 31 December 2017	(3,197)	(7,619)	(43)	(10,859)
Total depreciation and impairment at 31 December 2018	(3,407)	(7,955)	(68)	(11,430)

Net book value at 1 January 2017	4,223	3,481	3,104	10,808

Net book value at 31 December 2017	4,270	4,132	2,458	10,860

Net book value at 31 December 2018	4,404	4,582	2,072	11,058